DISCONTINUED OPERATIONS (Results of the discontinued operations) (Details)	10 Months Ended	11 Months Ended		12 Months Ended
	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues	¥ 952,968,658
Cost of revenues	(407,369,723)
Gross Profit	545,598,935
Operating expenses
Selling and marketing	0
General and administrative	(276,685,730)
Total operating expenses	(276,685,730)
Income from operations	268,913,205
Interest expenses, net	(215,226,564)
Exchange loss	(25,441,221)
Change in fair value of foreign exchange forward contracts	4,455,731
Other income/(expenses), net	37,675
Subsidy income	141,496
Equity income in affiliated companies	15,265,937
Gain on disposal of discontinued operations	1,007,884,060	¥ 1,007,900,000	$ 145,200,000	¥ 0	$ 0	¥ 0	¥ 1,007,884,060
Income from discontinued operations before income taxes	1,056,030,319						48,146,259
Income tax expense, net	(54,466,059)						¥ (54,466,059)
Income from discontinued operations, net of tax	¥ 1,001,564,260